Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of preparation
2.
Basis of preparation
a)
Statement of compliance:

These consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards issued by the International Accounting Standards Board (“IASB”) and IFRIC® Interpretations of the IFRS Interpretations Committee.

The consolidated financial statements were authorized for issue by the Board of Directors on March 23, 2026.

b)
Basis of measurement:

The consolidated financial statements have been prepared on the historical cost basis, unless otherwise disclosed.

c)
Functional and presentation currency:

Based on the economic substance of the underlying business transactions and circumstances relevant to the parent, the functional currency of the Company has been determined to be the U.S. dollar, with its subsidiary determining its own functional currency based on its own circumstances. The functional currency of Potássio do Brasil Ltda. has been determined to be the Brazilian Real. The Company’s presentation currency is the U.S. Dollar.